Disclosures on the effects of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2020
Foreign exchange rates [abstract]
Disclosure of detailed information about assets held in foreign currency subject to fluctuations in exchange rates [Text Block]
a)	Assets held in foreign currency subject to fluctuations in exchange rates are detailed as follows:

Class of Asset	Currency	As of December 31, 2020	As of December 31, 2019
		ThUS$	ThUS$
Cash and cash equivalents	USD	454,402	558,572
Cash and cash equivalents	ARS	-	3
Cash and cash equivalents	CLP	7,190	8,240
Cash and cash equivalents	CNY	11,597	2,484
Cash and cash equivalents	EUR	17,144	3,131
Cash and cash equivalents	GBP	19	3
Cash and cash equivalents	AUD	1,411	8,492
Cash and cash equivalents	INR	6	6
Cash and cash equivalents	MXN	1,378	2,103
Cash and cash equivalents	PEN	3	4
Cash and cash equivalents	AED	-	-
Cash and cash equivalents	JPY	1,646	1,559
Cash and cash equivalents	ZAR	14,286	3,929
Cash and cash equivalents	KRW	16	-
Cash and cash equivalents	IDR	3	3
Cash and cash equivalents	PLN	1	1
Subtotal cash and cash equivalents		509,102	588,530
Other current financial assets	USD	145,893	127,889
Other current financial assets	CLF	-	36,896
Other current financial assets	CLP	202,176	340,705
Subtotal other current financial assets		348,069	505,490
Other current non-financial assets	USD	20,645	16,535
Other current non-financial assets	AUD	224	285
Other current non-financial assets	BRL	-	2
Other current non-financial assets	CLF	53	31
Other current non-financial assets	CLP	27,837	24,374
Other current non-financial assets	CNY	1,661	326
Other current non-financial assets	EUR	1,531	3,055
Other current non-financial assets	COP	70	-
Other current non-financial assets	MXN	4,488	2,629
Other current non-financial assets	THB	70	22
Other current non-financial assets	JPY	157	174
Other current non-financial assets	ZAR	646	3,119
Other current non-financial assets	SEK	17	-
Subtotal other non-financial current assets		57,399	50,552
Trade and other receivables	USD	230,214	225,554
Trade and other receivables	PEN	1	6
Trade and other receivables	BRL	23	19
Trade and other receivables	CLF	545	504
Trade and other receivables	CLP	47,133	56,023
Trade and other receivables	CNY	22,882	3,340
Trade and other receivables	EUR	22,868	24,925
Trade and other receivables	GBP	682	148
Trade and other receivables	MXN	355	211
Trade and other receivables	AED	533	1,193
Trade and other receivables	THB	1,167	1,695
Trade and other receivables	JPY	23,010	66,266
Trade and other receivables	AUD	589	801
Trade and other receivables	ZAR	12,504	15,900
Trade and other receivables	COP	2,675	2,557
Trade and other receivables	SEK	25	-
Subtotal trade and other receivables		365,206	399,142
Receivables from related parties	USD	61,379	60,135
Receivables from related parties	EUR	1,222	1,092
Subtotal receivables from related parties		62,601	61,227

Class of assets	Currency	As of December 31, 2020	As of December 31, 2019
		ThUS$	ThUS$
Current inventories	USD	1,093,028	983,338
Subtotal Current Inventories		1,093,028	983,338
Current tax assets	USD	128,529	87,509
Current tax assets	ARS	-	1
Current tax assets	CLP	3,015	1,623
Current tax assets	EUR	218	61
Current tax assets	MXN	-	1,806
Current tax assets	PEN	4	-
Current tax assets	ZAR	26	139
Current tax assets	COP	417	294
Current tax assets	THB	15	-
Subtotal current tax assets		132,224	91,433
Non-current assets or groups of assets classified as held for sale	USD	1,629	2,454
Subtotal Non-current assets or groups of assets classified as held for sale		1,629	2,454
Total current assets		2,569,258	2,682,166
Other non-current financial assets	USD	51,828	8,687
Other non-current financial assets	CLP	20	20
Other non-current financial assets	JPY	77	71
Subtotal Other non-current financial assets		51,925	8,778
Other non-current non-financial assets	USD	21,236	19,101
Other non-current non-financial assets	BRL	17	22
Other non-current non-financial assets	COP	-	6
Other non-current non-financial assets	EUR	7	4
Other non-current non-financial assets	CLP	782	596
Subtotal Other non-current non-financial assets		22,042	19,729
Other receivables, non-current	USD	10,061	522
Other receivables, non-current	CLF	152	165
Other receivables, non-current	MXN	102	43
Other receivables, non-current	CLP	850	980
Subtotal Other receivables, non-current		11,165	1,710
Investments classified using the equity method of accounting	USD	23,417	57,777
Investments classified using the equity method of accounting	TRY	792	26,624
Investments classified using the equity method of accounting	AED	47,774	9,111
Investments classified using the equity method of accounting	EUR	11,082	14,315
Investments classified using the equity method of accounting	INR	1,304	1,568
Investments classified using the equity method of accounting	THB	1,624	40
Subtotal Investments classified using the equity method of accounting		85,993	109,435
Intangible assets other than goodwill	USD	176,282	185,951
Intangible assets other than goodwill	MXN	1,025	1,137
Intangible assets other than goodwill	CLP	182	136
Intangible assets other than goodwill	EUR	696	1,134
Intangible assets other than goodwill	CNY	222	-
Subtotal intangible assets other than goodwill		178,407	188,358
Purchases goodwill, gross	USD	34,438	34,438
Purchases goodwill, gross	CLP	-	140
Purchases goodwill, gross	EUR	7,528	148
Subtotal Purchases goodwill, gross		41,966	34,726
Property, plant and equipment	USD	1,719,358	1,556,160
Property, plant and equipment	CLP	3,237	3,294
Property, plant and equipment	EUR	10,954	4,756
Property, plant and equipment	AED	923	-
Property, plant and equipment	BRL	111	-
Property, plant and equipment	MXN	2,494	5,588
Property, plant and equipment	COP	120	108
Property, plant and equipment	KRW	122	-
Subtotal property, plant and equipment		1,737,319	1,569,906
Right-of-use assets	USD	25,238	37,164
Right-of-use assets	EUR	2,428	-
Right-of-use assets	AED	60	-
Right-of-use assets	MXN	2,298	-
Subtotal Right-of-use assets		30,024	37,164
Current tax assets, non-current	USD	90,364	32,179
Subtotal Current tax assets, non-current		90,364	32,179
Total non-current assets		2,249,205	2,001,985
Total assets		4,818,463	4,684,151

Disclosure of detailed information about liabilities held in foreign currencies [Text Block]
		As of December 31, 2020			As of December 31, 2019
Class of liability	Currency	Up to 90 days	More than 90 days to 1 year	Total	Up to 90 days	More than 90 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities
Other current financial liabilities	USD	43,218	4,676	47,894	20,582	250,694	271,276
Other current financial liabilities	CLF	20,732	329	21,061	19,518	323	19,841
Other current financial liabilities	BRL	-	-	-	11	-	11
Subtotal other current financial liabilities		63,950	5,005	68,955	40,111	251,017	291,128
Lease liabilities, current	USD	-	4,750	4,750	-	7,694	7,694
Lease liabilities, current	MXN	-	416	416	-	-	-
Lease liabilities, current	EUR	-	362	362	-	-	-
Subtotal Lease liabilities, current		-	5,528	5,528	-	7,694	7,694
Trade and other payables	USD	83,425	-	83,425	44,146	-	44,146
Trade and other payables	CLF	123	-	123	-	-	-
Trade and other payables	BRL	9	-	9	10	-	10
Trade and other payables	THB	30	-	30	53	-	53
Trade and other payables	CLP	73,857	-	73,857	73,703	17,108	90,811
Trade and other payables	CNY	1,323	-	1,323	-	-	-
Trade and other payables	EUR	40,280	-	40,280	58,538	5	58,543
Trade and other payables	GBP	18	-	18	17	-	17
Trade and other payables	INR	1	-	1	1	-	1
Trade and other payables	MXN	584	-	584	5,122	-	5,122
Trade and other payables	PEN	5	-	5	5	-	5
Trade and other payables	AUD	2,935	-	2,935	4,442	-	4,442
Trade and other payables	ZAR	1,168	-	1,168	2,260	-	2,260
Trade and other payables	AED	-	-	-	188	-	188
Trade and other payables	COP	175	-	175	192	-	192
Subtotal trade and other payables		203,933	-	203,933	188,677	17,113	205,790
Trade payables due to related parties, current	USD	-	282	282	475	-	475
Trade payables due to related parties, current	AUD	324	-	324	-	-	-
Subtotal Trade payables due to related parties, current		324	282	606	475	-	475
Other current provisions	USD	103,252	698	103,950	109,650	820	110,470
Other current provisions	ARS	-	-	-	7	-	7
Other current provisions	CLP	216	-	216	82	-	82
Other current provisions	EUR	-	-	-	6	-	6
Subtotal other current provisions		103,468	698	104,166	109,745	820	110,565

Class of liability		As of December 31, 2020			As of December 31, 2019
	Currency	Up to90 days	91 days to 1 year	Total	Up to90 days	91 days to 1 year	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current tax liabilities	USD	-	20,981	20,981	2,863	14,994	17,857
Current tax liabilities	CLP	-	61	61	-	17	17
Current tax liabilities	EUR	-	642	642	-	-	-
Current tax liabilities	MXN	-	959	959	-	-	-
Subtotal current tax liabilities		-	22,643	22,643	2,863	15,011	17,874
Provisions for employee benefits, current	USD	2,981	6,011	8,992	12,486	3,901	16,387
Provisions for employee benefits, current	AUD	58	-	58	-	-	-
Provisions for employee benefits, current	CLP	3	-	3	-	-	-
Provisions for employee benefits, current	THB	-	-	-	-	-	-
Provisions for employee benefits, current	MXN	43	-	43	-	-	-
Subtotal Provisions for employee benefits, current		3,085	6,011	9,096	12,486	3,901	16,387
Other current non-financial liabilities	USD	51,995	397	52,392	117,136	154	117,290
Other current non-financial liabilities	THB	-	-	-	30	-	30
Other current non-financial liabilities	BRL	2	-	2	3	-	3
Other current non-financial liabilities	CLP	6,264	792	7,056	5,969	2,439	8,408
Other current non-financial liabilities	CNY	60	-	60	-	-	-
Other current non-financial liabilities	EUR	913	119	1,032	842	-	842
Other current non-financial liabilities	MXN	121	53	174	129	64	193
Other current non-financial liabilities	JPY	52	-	52	21	12	33
Other current non-financial liabilities	PEN	70	-	70	70	-	70
Other current non-financial liabilities	ZAR	-	-	-	10	-	10
Other current non-financial liabilities	COP	-	-	-	-	-	-
Other current non-financial liabilities	ARS	-	117	117	20	-	20
Subtotal other current non-financial liabilities		59,477	1,478	60,955	124,230	2,669	126,899
Total current liabilities		434,237	41,645	475,882	478,587	298,225	776,812
		As of December 31, 2020
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	-	312,730	69,376	248,664	838,399	1,469,169
Other non-current financial liabilities	CLF	-	-	-	-	430,344	430,344
Subtotal Other non-current financial liabilities		-	312,730	69,376	248,664	1,268,743	1,899,513
Non-current lease liabilities	USD	1,977	-	-	-	4,158	6,135
Non-current lease liabilities	UF	15,258	-	-	-	-	15,258
Non-current lease liabilities	MXN	2,189	-	-	-	-	2,189
Non-current lease liabilities	JPY	1,964	-	-	-	-	1,964
Subtotal non-current lease liabilities		21,388	-	-	-	4,158	25,546
Non-current Trade and other payables	USD	-	4,027	-	-	-	4,027
Subtotal Non-current Trade and other payables		-	4,027	-	-	-	4,027
Other non-current provisions	USD	-	36,391	-	-	26,226	62,617
Subtotal Other non-current provisions		-	36,391	-	-	26,226	62,617
Deferred tax liabilities	USD	-	919	-	-	155,182	156,101
Subtotal Deferred tax liabilities		-	919	-	-	155,182	156,101
Provisions for employee benefits, non-current	USD	31,585	-	-	-	-	31,585
Provisions for employee benefits, non-current	CLP	610	-	-	-	-	610
Provisions for employee benefits, non-current	MXN	-	-	-	-	-	-
Provisions for employee benefits, non-current	JPY	4	-	-	-	-	4
Subtotal Provisions for employee benefits, non-current		32,199	-	-	-	-	32,199
Total non-current liabilities		53,587	354,067	69,376	248,664	1,454,309	2,180,003
Total liabilities							2,655,885
		As of December 31, 2019
Class of liability	Currency	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other non-current financial liabilities	USD	89,896	42,336	313,749	13,749	617,055	1,076,785
Other non-current financial liabilities	CLF	-	-	-	-	411,938	411,938
Subtotal Other non-current financial liabilities		89,896	42,336	313,749	13,749	1,028,993	1,488,723
Non-current lease liabilities	USD	-	-	-	-	30,203	30,203
Subtotal non-current lease liabilities		-	-	-	-	30,203	30,203
Non-current Trade and other payables	USD	-	-	-	-	-	-
Subtotal Non-current Trade and other payables		-	-	-	-	-	-
Other non-current provisions	USD	23,014	167	-	1,452	10,057	34,690
Subtotal Other non-current provisions		23,014	167	-	1,452	10,057	34,690
Deferred tax liabilities	USD	-	-	-	-	183,411	183,411
Subtotal Deferred tax liabilities		-	-	-	-	183,411	183,411
Provisions for employee benefits, non-current	USD	-	-	-	-	34,884	34,884
Provisions for employee benefits, non-current	CLP	-	-	-	-	519	519
Provisions for employee benefits, non-current	MXN	-	-	-	-	236	236
Provisions for employee benefits, non-current	JPY	-	-	-	-	201	201
Subtotal Provisions for employee benefits, non-current		-	-	-	-	35,840	35,840
Total non-current liabilities		112,910	42,503	313,749	15,201	1,288,504	1,772,867
Total liabilities							2,549,679

Disclosure of detailed information about effect of exchange rate changes on the statement of income explanatory [Text Block]

	For the period from January to December of the year
Foreign currency exchange rate changes	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Profit (loss) in foreign currency	(4,423)	(2,169)	(16,597)
Foreign currency translation reserve (*)	14,176	562	(1,394)
Total	9,753	(1,607)	(17,991)

(*) includes MUS$ 14,580, which were transferred through sale of Grupo Tarsa, SQM Eastmed and other smaller companies.